Stock-Based Compensation - Schedule of Information Regarding Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options granted	2,519,500
Number of shares, Options exercised	0	0
Number of shares, Options canceled or expired	0
Number of shares, Outstanding at ending balance	2,519,500
Number of shares, Vested or expected to vest	423,750	0
Number of shares, Exercisable	0
Weighted-Average Exercise Price, Options granted	$ 2.00
Weighted-Average Exercise Price, Options exercised	$ 0
Weighted-Average Exercise Price, Options canceled or expired	$ 0
Weighted-Average Exercise Price, Outstanding ending balance	$ 2.00
Weighted-Average Exercise Price, Vested or expected to vest	$ 2.00
Weighted-Average Exercise Price, Exercisable	$ 0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Contractual Life, Options granted	5 years 7 months 6 days
Weighted-Average Contractual Life, Outstanding	5 years 7 months 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Contractual Life, Options granted	5 years 9 months 18 days
Weighted-Average Contractual Life, Outstanding	5 years 9 months 18 days